Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt [Abstract]
Schedule of Debt
	December 31, 2025	December 31, 2024
	USD	USD
Loan 1 – Property loan	1,741,530	1,689,025
Loan 2 – Bridge loan	-	192,686
Loan 3 – Bridge loan	25,401	177,969
Loan 4 – Money market loan	1,713,262	1,617,290
Loan 5 – Property loan	1,028,849	1,064,773
Loan 6 – Convertible note	-	940,077
Loan 7 – Business Venture loan	301,391	346,971
	4,810,433	6,028,791

Represented by:
Current liabilities	2,886,638	3,122,678
Non-current liabilities	1,923,795	2,906,113
	4,810,433	6,028,791